Finance receivables	12 Months Ended
Dec. 31, 2022
Disclosure For Finance Receivables [Abstract]
Finance receivables

8. Finance receivables

Finance receivables consist of secured loans to customers measured at amortized cost, net of allowance for credit losses.

Finance receivables as at December 31, 2022 are as follows:

$
Balance - December 31, 2021	-
Additions	7,805,825
Add: Interest income	183,037
Less: Interest payments	(149,906)
Less: Principal payments	(203,077)
Effects of foreign exchange	(204,223)
Balance - December 31, 2022	7,431,656

Current	-
Non-current	7,431,656
Balance - December 31, 2022	7,431,656

Allowances for credit losses as at December 31, 2022, were $nil. Finance receivables earn fees at fixed rates and have an average term to maturity of two years from the date of issuance. The loans are secured by residential or commercial property with a first collateral mortgage on the secured property. Loans are issued up to 55% of the initial appraised value of the secured property.

Finance receivables include the following:

$
Minimum payments receivable	8,340,953
Unearned income	(909,297)
Net investment	7,431,656
Allowance for credit losses	-
Finance receivables, net	7,431,656

As at December 31, 2022 all loans were classified as stage 1 and there were no changes between stages during the year.